Schedule III	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Abstract]
Schedule III

At December 31, 2022 and 2021				Schedule III

Segment (in millions)	Deferred Policy Acquisition Costs and Value of Business Acquired	Future Policy Benefits	Policy and Contract Claims	Unearned Premiums
2022
Individual Retirement	$6,015	$2,321	$42	$—
Group Retirement	1,657	351	1	—
Life Insurance	5,468	15,515	1,229	54
Institutional Markets	39	16,307	40	—
Corporate and Other	—	22,772	122	6
Total Corebridge	$13,179	$57,266	$1,434	$60
2021
Individual Retirement	$2,660	$2,904	$30	$—
Group Retirement	727	471	1	—
Life Insurance	4,644	16,965	1,369	62
Institutional Markets	27	14,194	59	—
Corporate and Other	—	23,217	70	6
Total Corebridge	$8,058	$57,751	$1,529	$68

For the years ended December 31, 2022, 2021 and 2020
Segment (in millions)	Premiums and Policy Fees	Net Investment Income	Other Income(a)	Benefits(b)	Amortization of Deferred Policy Acquisition Costs and Value of Business Acquired	Other Operating Expenses
2022
Individual Retirement	$1,066	$3,872	$463	$2,541	$1,057	$936
Group Retirement	470	1,976	312	1,242	102	705
Life Insurance	3,362	1,386	126	3,562	266	799
Institutional Markets	3,085	1,017	3	3,683	6	105
Corporate and Other	82	1,325	121	—	—	680
Total Corebridge	$8,065	$9,576	$1,025	$11,028	$1,431	$3,225
2021
Individual Retirement	$1,152	$4,356	$592	$2,381	$806	$1,049
Group Retirement	544	2,396	337	1,227	67	722
Life Insurance	2,953	1,614	110	3,597	178	842
Institutional Markets	3,953	1,134	2	4,394	6	108
Corporate and Other	86	2,172	134	—	—	385
Total Corebridge	$8,688	$11,672	$1,175	$11,599	$1,057	$3,106
2020
Individual Retirement	$1,013	$4,154	$577	$2,170	$523	$1,011
Group Retirement	462	2,193	275	1,200	7	741
Life Insurance	2,909	1,520	96	3,593	8	764
Institutional Markets	2,757	917	2	3,167	5	117
Corporate and Other	74	1,732	122	—	—	314
Total Corebridge	$7,215	$10,516	$1,072	$10,130	$543	$2,947
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(a)Other income represents advisory fee income and other income balances.
(b)Benefits represents policyholder benefits and interest credited to policyholder account balances.